9. FIXED ASSETS	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
9. FIXED ASSETS

Fixed assets, net of accumulated depreciation, was $427,215 and $469,001 as of September 30, 2013 and 2012, respectively. Accumulated depreciation was $663,213 and $606,509 as of September 30, 2013 and 2012, respectively. Total depreciation expense, was $66,557 and $60,869 for the years ended September 30, 2013 and 2012, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2013 was comprised of the following:

	Estimated	September 30, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$116,346	$87,039	$203,385
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	73,539	101,260	174,799
Software and websites	3- 7 years	63,783	44,849	108,632
Less: accumulated depreciation		(444,751)	(218,462)	(663,213)
		$412,529	$14,686	$427,215

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001